Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
2 4 .	Fair Value Measurement
(a) Assets and liabilities measured or disclosed at fair value on a recurring basis
In accordance with ASC 820, the Company measures short-term investments and payables for contingent consideration for business acquisitions at fair value on a recurring basis. Short-term investments include structured notes with a variable interest rate and equity investment in a mutual fund with fair value measurement. The short-term investments in structured notes are recorded at fair value based on quoted prices provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. The Company measures the fair value of contingent consideration for business combination using 1) management’s estimate of the acquiree’s pre-tax
operating profit for the years ended December 31, 2019, 2) management’s estimate of the acquiree’s certain revenue and net profit for the year ending December 31, 2021, 2022 and 2023, and 3) as well as the discount factor which considers the time value of money and credit risk. The Company measured the payables for contingent consideration at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the year ended December 31, 2021. Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 contingent consideration in isolation would result in a significant higher (lower) fair value measurement.

As of December 31, 2020 and 2021, assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below:

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes-recurring	36,197	—	36,197	—	—
Short-term investments, alternative investment fund (1)	165,381	—	—	—	35,527

Total	201,578	—	36,197	—	35,527

Liabilities
Purchase consideration payable	19,252	—	—	19,252	—
Contingent consideration	2,900	—	—	2,900	1,233

Total	22,152	—	—	22,152	1,233

		Fair value measurement or disclosure at December 31, 2021 using
	Total fair value at December 31, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes - recurring	69,548	—	69,548	—	—
Short-term investments, alternative investment fund (1)	109,282	—	—	—	(52,877)

Total	178,830	—	69,548	—	(52,877)

Liabilities
Purchase consideration payables	16,002	—	—	16,002	—
Contingent consideration	1,800	—	—	1,800	1,100

Total	17,802	—	—	17,802	1,100

(1)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2019, 2020 and 2021.
(b) Assets and liabilities measured at fair value on a nonrecurring basis
The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Acquired intangible assets are measured using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recognized impairment loss related to goodwill and acquired intangible assets arising from acquisitions of RMB336 and RMB55,038 (US$8,637) for the years ended December 31, 2020 and 2021, respectively.
The Company’s goodwill impairment in 2021 is related to its housekeeping solution reporting unit. To estimate the fair value of this reporting unit, the Company applied the income approach using discounted future cash flows. Sales and operating income projections were based on assumptions considering entity specific business development plan and the current economic conditions. Additionally, the Company assumed a 3.0% terminal growth rate for the reporting unit. Financial projections used in the fiscal 2021 impairment test were significantly lower than those used in the fiscal 2020 impairment test due to the impact of the COVID-19 pandemic, integration activities taking longer than anticipated and a slower than anticipated growth rate due to a shifting focus on profitability. Other key assumptions used in the quantitative assessment of the reporting unit’s goodwill was a discount rate of 23.0% reflecting a market participant weighted average cost of capital.